Prepayments And Other Assets	12 Months Ended
Dec. 31, 2017
Prepayments and other assets [Abstract]
Prepayments and other assets

7. Prepayments and other assets

Prepayments and other assets in the consolidated statement of financial position are analysed as follows:

	December 31,
	2017	2016
Bunkers	216	504
Other prepayments and other assets	210	513
Total	426	1,017